Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 27, 2012	Oct. 29, 2011	Oct. 27, 2012	Oct. 29, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Net sales	$ 86,587	$ 61,895	$ 245,236	$ 171,288	$ 297,113	$ 197,189	$ 125,135
Cost of goods sold	59,656	43,522	166,538	118,317	192,252	131,046	85,040
Gross profit	26,931	18,373	78,698	52,971	104,861	66,143	40,095
Selling, general and administrative expenses	25,090	17,634	74,087	46,883	78,640	54,339	33,217
Operating income	1,841	739	4,611	6,088	26,221	11,804	6,878
Interest expense (income), net	550	6	1,829	8	(16)	28	73
Loss on debt extinguishment	7		1,594
Other income			(258)
Income before income taxes	1,284	733	1,446	6,080	26,237	11,776	6,805
Income tax (benefit) expense	555	293	627	2,429	10,159	4,753	(4,853)
Net income	729	440	819	3,651	16,078	7,023	11,658
Dividend paid to preferred and unvested restricted shareholders			(65,403)
Series A 8% Convertible Preferred Stock cumulative dividends		(3,964)		(11,703)	(15,913)	(4,507)
Net income attributable to participating securities	(19)
Accretion of Redeemable Convertible Preferred Stock						(3,329)	(4,250)
Net income (loss) attributable to common shareholders	710	(3,524)	(64,584)	(8,052)
Net income (loss) available to shareholders					165	(813)	7,408
Less: Net income attributable to participating securities					(109)		(3,365)
Net income (loss) available to common shareholders					56	(813)	4,043
Basic income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Diluted income (loss) per common share	$ 0.01	$ (0.22)	$ (2.21)	$ (0.51)		$ (0.08)	$ 0.54
Dividends declared and paid per common share			$ 2.02			$ 13.24
Weighted average shares outstanding:
Basic shares	52,565,576	15,884,527	29,282,385	15,845,372	15,903,599	9,672,195	7,452,811
Diluted shares	52,959,169	15,884,527	29,282,385	15,845,372	15,904,108	9,672,195	7,452,811
Unaudited pro forma net income (loss)			$ (2,469)		$ 14,762
Unaudited pro forma basic income (loss) per share			$ (0.05)		$ 0.29
Unaudited pro forma diluted income (loss) per share			$ (0.05)		$ 0.29
Unaudited pro forma weighted average shares outstanding:
Basic shares			51,801,705		50,636,787
Diluted shares			51,801,705		50,637,296